Related Parties - Schedule of Balances with Related Parties (Details) - Related Parties [Member] - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Balances with Related Parties [Line Items]
Amount due from related parties	R 307	R 542
Amount due to related parties	(2,405)	(3,686)
Loan due from related parties	28,700	28,700
Loan due to related parties	R (85)	R (138)